Share capital - Rio Tinto plc - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shares and ADRs
Disclosure of classes of share capital [line items]
Value of shares purchased by employee share ownership trusts	$ 16	$ 18	$ 31
Rio Tinto plc
Disclosure of classes of share capital [line items]
Shares held in the employee share ownership trusts on behalf of Rio Tinto plc (in shares)	232,621
Rio Tinto plc | ADRs
Disclosure of classes of share capital [line items]
American depository receipts in entity held in employee share ownership trust (in shares)	49,777